Leases - Summary of Payments by Date for Operating Lease (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Lessee, Operating Lease, Liability, to be Paid [Abstract]
2023	$ 337
2024	448
2025	464
2026	480
2027	497
Thereafter	470
Total lease payments	2,696
Less: Interest	(604)
Present value of lease liabilities	$ 2,092	$ 375